Subsequent Event (Details) - $ / shares	Mar. 06, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Purchase price per share		$ 0.11
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional shares issued to various individuals	170,000
Purchase price per share	$ 0.11